UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: Errol M Rudman

Address: 712 Fifth Avenue
         20th Floor
         New York, NY 10019



13F File Number: 028-02596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Errol M Rudman
Title: Investment Manager
Phone: (212) 521-5160


Signature, Place and Date of Signing:

/s/ Errol M. Rudman             New York, New York          February 12, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  [21]

Form 13F Information Table Value Total: [$60,364]
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                    FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2        COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                                                             VALUE    SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRETION  MANAGERS    SOLE  SHARED  NONE
AKAMAI TECHNOLOGIES INC         COM             00971T101   2,062     136,675  SH          SOLE                 136,675
AMPHENOL CORP NEW               CL A            032095101   3,784     157,812  SH          SOLE                 157,812
ATLAS AMER INC                  COM             049167109     263      17,700  SH          SOLE                  17,700
ATLAS ENERGY RESOURCES LLC      COM             049303100   1,887     147,756  SH          SOLE                 147,756
BEACON ROOFING SUPPLY INC       COM             073685109     183      13,208  SH          SOLE                  13,208
BELDEN INC                      COM             077454106   3,626     173,675  SH          SOLE                 173,675
BARRETT BILL CORP               COM             06846N104   1,205      57,050  SH          SOLE                  57,050
BIOMIMETIC THERAPEUTICS INC     COM             09064X101   2,745     297,721  SH          SOLE                 297,721
CIT GROUP INC                   COM             125581108     454     100,000  SH          SOLE                 100,000
CITIGROUP INC                   COM             172967101     876     130,525  SH          SOLE                 130,525
COMMSCOPE INC                   COM             203372107     506      32,575  SH          SOLE                  32,575
CVS CAREMARK CORPORATION        COM             126650100   2,928     101,869  SH          SOLE                 101,869
EXPRESS SCRIPTS INC             COM             302182100   3,282      59,700  SH          SOLE                  59,700
LAZARD LTD                     SHS A            G54050102   3,619     121,700  SH          SOLE                 121,700
MEDCO HEALTH SOLUTIONS INC      COM             58405U102   3,378      80,600  SH          SOLE                  80,600
MOHAWK INDS INC                 COM             608190104   3,594      83,650  SH          SOLE                  83,650
RITCHIE BROS AUCTIONEERS        COM             767744105   7,893     368,500  SH          SOLE                 368,500
RUSH ENTERPRISES INC            CL A            781846209   2,506     292,443  SH          SOLE                 292,443
THOMAS & BETTS CORP             COM             884315102   2,109      87,800  SH          SOLE                  87,800
TRANSDIGM GROUP INC             COM             893641100   8,301     247,270  SH          SOLE                 247,270
TW TELECOM INC                  COM             87311L104   5,160     609,234  SH          SOLE                 609,234


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